Portfolio of Investments
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Fixed Income Funds 6.2%
	Shares	Value ($)
Municipal 6.2%
Nuveen AMT-Free Quality Municipal Income Fund, Preferred Shares	15,000,000	15,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Preferred Shares	4,000,000	4,000,000
Total		19,000,000
Total Fixed Income Funds (Cost $19,000,000)		19,000,000

Floating Rate Notes 13.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 1.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.600%	2,400,000	2,400,000
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.620%	1,700,000	1,700,000
Total			4,100,000
New York 7.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.620%	3,550,000	3,550,000
Series 2015 (Barclays Bank PLC)
06/01/2044	0.650%	1,200,000	1,200,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.620%	2,000,000	2,000,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.620%	3,100,000	3,100,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	0.620%	8,400,000	8,400,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.620%	4,180,000	4,180,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	0.620%	1,650,000	1,650,000
Total			24,080,000
Floating Rate Notes (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Utah 4.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	0.620%	5,750,000	5,750,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	0.620%	6,500,000	6,500,000
Total			12,250,000
Total Floating Rate Notes (Cost $40,430,000)			40,430,000

Municipal Bonds 66.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Birmingham Airport Authority
Refunding Revenue Bonds
Series 2020 (BAM)
07/01/2023	5.000%	225,000	232,629
07/01/2024	5.000%	325,000	343,285
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2022	4.000%	1,000,000	1,000,063
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	1.436%	4,500,000	4,440,576
Total			6,016,553
Arizona 0.7%
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Public Service Co. of New Mexico Polo Verde Project
Series 2020 (Mandatory Put 06/01/22)
01/01/2038	1.050%	2,250,000	2,250,000
California 3.0%
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	1.890%	1,750,000	1,757,772
Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	250,000	250,014
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2017 (Mandatory Put 12/01/23)
12/01/2044	0.700%	3,000,000	2,906,541
California Pollution Control Financing Authority
Refunding Revenue Bonds
American Water Capital Project
Series 2020 (Mandatory Put 09/01/23)
08/01/2040	0.600%	4,225,000	4,145,813
Total			9,060,140
Colorado 1.8%
Colorado School of Mines(c)
Refunding Revenue Bonds
Series 2018A
0.7 x 1-month USD LIBOR + 0.500% 02/01/2023	1.036%	1,120,000	1,114,784
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	0.873%	4,500,000	4,427,446
Total			5,542,230
Connecticut 2.2%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A
08/01/2022	5.000%	1,025,000	1,030,910
Series 2019A (AGM)
08/01/2023	5.000%	1,080,000	1,118,040
Unlimited General Obligation Refunding Bonds
Series 2019B (AGM)
02/01/2023	5.000%	580,000	592,489
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2020 (Mandatory Put 11/15/23)
05/15/2060	0.500%	4,305,000	4,171,588
Total			6,913,027
Florida 1.0%
County of Broward Airport System(d)
Revenue Bonds
Series 2013A
10/01/2023	5.000%	1,870,000	1,941,791
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jacksonville Port Authority(d)
Prerefunded 11/01/22 Revenue Bonds
Series 2012
11/01/2038	5.000%	1,000,000	1,013,222
Total			2,955,013
Georgia 4.8%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	4,000,000	3,979,923
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 08/19/22)
12/01/2049	1.550%	3,000,000	2,995,454
Development Authority of Monroe County (The)
Refunding Revenue Bonds
Oglethorpe Power Corp. Scherer Project
Series 2013 (Mandatory Put 02/03/25)
01/01/2039	1.500%	2,000,000	1,948,942
Main Street Natural Gas, Inc.(c)
Revenue Bonds
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	1.360%	5,000,000	4,998,255
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Subordinated Series 2019A
01/01/2023	5.000%	805,000	819,423
Total			14,741,997
Illinois 4.8%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Series 2016A
01/01/2024	5.000%	1,000,000	1,039,426
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Series 2015A
01/01/2023	5.000%	825,000	838,913
Revenue Bonds
General Airport - Senior Lien
Series 2017D
01/01/2023	5.000%	1,000,000	1,016,864
City of Chicago
Unlimited General Obligation Refunding Bonds
Series 2020A (AGM)
01/01/2023	5.000%	400,000	405,395

2	Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(c)
Prerefunded 07/01/22 Revenue Bonds
Edward - Elmhurst Healthcare
Series 2018 (Mandatory Put 07/01/23)
Muni Swap Index Yield + 0.750% 01/01/2046	1.540%	2,060,000	2,060,498
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,800,000	2,750,947
Revenue Bonds
University Health Services
Series 2020
10/01/2023	5.000%	250,000	259,631
Northern Illinois University
Refunding Revenue Bonds
Series 2020B (BAM)
04/01/2024	5.000%	500,000	525,769
Sangamon County School District No. 186 Springfield
Unlimited General Obligation Bonds
Series 2020C (AGM)
06/01/2022	4.000%	750,000	750,056
06/01/2023	4.000%	1,000,000	1,021,768
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2022	5.000%	1,000,000	1,015,959
Series 2020C
05/01/2023	5.375%	250,000	257,573
05/01/2024	5.500%	500,000	528,099
Series 2021C
03/01/2023	4.000%	1,050,000	1,066,139
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/2023	5.000%	1,000,000	1,032,823
Total			14,569,860
Indiana 2.1%
City of Rockport(b)
Refunding Revenue Bonds
AEP Generating Co. Project
Series 2019 (Mandatory Put 09/01/22)
07/01/2025	1.350%	1,000,000	1,000,107
07/01/2025	1.350%	1,000,000	1,000,106
City of Whiting(d)
Revenue Bonds
BP Products North America, Inc. Project
Series 2015 (Mandatory Put 11/01/22)
11/01/2045	5.000%	1,345,000	1,358,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority(d)
Prerefunded 07/01/23 Revenue Bonds
Ohio River Bridges East End Crossing Project
Series 2013
07/01/2044	5.000%	2,000,000	2,068,473
Indianapolis Local Public Improvement Bond Bank
Refunding Revenue Bonds
Series 2021A
06/01/2022	5.000%	1,145,000	1,145,116
Total			6,572,517
Iowa 1.1%
City of Waverly
Revenue Bonds
Waverly Health Center Project
BAN Series 2019
12/31/2022	2.500%	3,500,000	3,490,959
Kansas 0.3%
City of Andover
Unlimited General Obligation Notes
Series 2019A
10/01/2022	1.625%	1,075,000	1,075,296
Kentucky 3.3%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	2,800,000	2,750,947
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	1.656%	5,000,000	4,902,058
Rural Water Financing Agency
Revenue Bonds
Public Projects Construction Notes
Series 2021
05/01/2023	0.400%	2,430,000	2,377,753
Total			10,030,758
Louisiana 2.0%
Louisiana Public Facilities Authority(c)
Revenue Bonds
Children’s Medical Center Project
Series 2018 (Mandatory Put 09/01/23)
Muni Swap Index Yield + 0.650% 09/01/2057	1.440%	5,000,000	5,006,143

Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	1,000,000	1,000,000
Total			6,006,143
Massachusetts 0.7%
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2020A (Mandatory Put 06/01/23)
06/01/2044	5.000%	2,000,000	2,061,002
Michigan 1.0%
Michigan Finance Authority
Revenue Bonds
Variable Bronson Health Care Group
Series 2019 (Mandatory Put 11/15/22)
11/15/2044	3.500%	3,175,000	3,195,913
Minnesota 0.9%
Minnesota Rural Water Finance Authority, Inc.
Revenue Bonds
Public Projects Construction Notes
Series 2021
08/01/2022	0.250%	2,750,000	2,741,195
Mississippi 1.6%
Mississippi Development Bank
Revenue Bonds
Sales Tax Infrastructure Project
Series 2020
09/01/2022	5.000%	250,000	252,299
09/01/2023	5.000%	700,000	726,421
State of Mississippi Gaming Tax
Revenue Bonds
Series 2015E
10/15/2022	5.000%	1,000,000	1,012,717
10/15/2024	5.000%	2,735,000	2,903,621
Total			4,895,058
Nebraska 3.5%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2019
08/01/2022	4.000%	1,000,000	1,004,039
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	3,020,000	3,109,799
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Public Power District
Revenue Bonds
Series 2020A (Mandatory Put 07/01/23)
01/01/2051	0.600%	6,600,000	6,490,922
Total			10,604,760
New Hampshire 0.1%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2024	4.000%	220,000	222,993
New Jersey 4.7%
Borough of Fort Lee
Unlimited General Obligation Bonds
Series 2020
11/01/2022	1.000%	1,710,000	1,704,810
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2022	5.000%	400,000	404,341
Series 2020A
10/01/2022	5.000%	700,000	707,597
Series 2020A (AGM)
10/01/2023	5.000%	630,000	653,595
Series 2020B (AGM)
10/01/2023	5.000%	350,000	363,108
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	2,500,000	2,472,850
New Jersey Economic Development Authority
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	200,293
06/15/2023	5.000%	220,000	226,959
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	7,500,000	7,652,020
Total			14,385,573

4	Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.9%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,250,000	1,250,000
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Llena Expansion Project
Series 2019
07/01/2023	2.250%	1,525,000	1,519,656
Total			2,769,656
New York 9.5%
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	3,000,000	3,044,884
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	2,000,000	2,021,708
Long Island Power Authority(c)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	1.310%	4,000,000	3,996,447
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Subordinated Series 2017G-4 (Mandatory Put 11/01/22)
0.7 x 1-month USD LIBOR + 0.550% 11/01/2030	1.086%	2,935,000	2,921,886
Revenue Bonds
SIFMA Floating Rate Tender Notes
Subordinated Series 2017D-2 (Mandatory Put 11/15/22)
Muni Swap Index Yield + 0.450% 11/15/2044	1.240%	3,100,000	3,089,082
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	6,000,000	6,049,333
Series 2020A-1
02/01/2023	5.000%	2,645,000	2,690,780
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2019 (Mandatory Put 07/03/23)
05/01/2059	1.750%	1,600,000	1,588,428
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp(d)
Refunding Revenue Bonds
Terminal 4 JFK International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,045,706
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	1,000,000	1,031,695
Town of Oyster Bay
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2023	4.000%	1,000,000	1,028,077
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	0.903%	490,000	485,200
Total			28,993,226
North Carolina 0.4%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,202,814
North Dakota 2.1%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	5,000,000	4,828,983
City of Horace
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2021B
10/01/2023	0.600%	1,600,000	1,554,592
Total			6,383,575
Ohio 2.3%
Ohio Turnpike & Infrastructure Commission(e)
Refunding Revenue Bonds
Junior Lien - Infrastructure
Series 2022
02/15/2025	5.000%	1,000,000	1,057,839
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	6,000,000	5,992,485
Total			7,050,324

Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 1.4%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,400,000	4,329,684
Pennsylvania 1.2%
Bethlehem Area School District Authority(c)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	0.873%	1,780,000	1,742,880
City of Philadelphia
Unlimited General Obligation Refunding Bonds
Series 2019A
08/01/2023	5.000%	1,000,000	1,038,050
Northampton County General Purpose Authority(c)
Revenue Bonds
St. Luke’s University Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040% 08/15/2048	1.600%	1,000,000	1,004,053
Total			3,784,983
Puerto Rico 0.7%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Restructured
Series 2021-A1
07/01/2023	5.250%	2,000,000	2,026,155
South Carolina 1.9%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	1.396%	6,000,000	5,963,425
Tennessee 0.6%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2022	5.000%	1,860,000	1,864,843
Texas 2.1%
Irving Hospital Authority(c)
Revenue Bonds
Baylor Scott & White Medical Center
Series 2017 (Mandatory Put 10/15/23)
Muni Swap Index Yield + 1.100% 10/15/2044	1.860%	900,000	901,505
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Matagorda County Navigation District No. 1(d)
Revenue Bonds
Central Power and Light Co. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2030	0.900%	3,000,000	2,953,696
Texas Municipal Gas Acquisition & Supply Corp. I
Revenue Bonds
Senior Lien
Series 2006A
12/15/2022	5.250%	1,000,000	1,017,746
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Series 2021
12/15/2023	5.000%	1,500,000	1,547,743
Total			6,420,690
Virginia 0.2%
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Lifespire
Series 2021
12/01/2022	3.000%	255,000	254,713
12/01/2023	3.000%	295,000	293,589
Total			548,302
Washington 0.6%
Vancouver Housing Authority
Revenue Bonds
Van Vista Plaza Project
Series 2019
12/01/2022	1.530%	1,795,000	1,793,027
Wisconsin 1.0%
Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside
Revenue Notes
Promissory Notes
Series 2021
08/30/2022	1.000%	1,000,000	998,675
Public Finance Authority
Prerefunded 10/01/22 Revenue Bonds
Voyager Foundation, Inc. Project
Series 2012A
10/01/2042	6.200%	1,000,000	1,015,968
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
UnityPoint Health
Series 2014A
12/01/2022	5.000%	1,000,000	1,015,354
Total			3,029,997
Total Municipal Bonds (Cost $205,390,996)			203,491,688

6	Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Municipal Short Term 9.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Alabama 1.8%
Chatom Industrial Development Board
Revenue Bonds
Series 2022 (Mandatory Put 08/01/22)
08/01/2037	0.250%	5,600,000	5,600,000
California 2.4%
California Infrastructure & Economic Development Bank(d),(g)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2022 (Mandatory Put 01/26/23)
01/01/2050	0.890%	5,000,000	4,956,257
California Municipal Finance Authority(d)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 10/03/22)
07/01/2041	1.880%	2,500,000	2,497,660
Total			7,453,917
Kentucky 0.5%
Kentucky Economic Development Finance Authority(d)
Refunding Revenue Bonds
Republic Services
Series 2016A (Mandatory Put 06/01/22)
04/01/2031	1.050%	1,500,000	1,500,000
Massachusetts 0.7%
City of New Bedford
Limited General Obligation Notes
BAN Series 2022B
04/13/2023	1.750%	2,000,000	2,021,222
New Jersey 0.7%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	2.770%	2,000,000	2,023,912
New York 1.6%
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	2.860%	2,500,000	2,484,697
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Town of Oyster Bay
Limited General Obligation Notes
Series 2022
03/09/2023	1.970%	2,500,000	2,519,317
Total			5,004,014
Texas 0.6%
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 06/01/22)
07/01/2040	1.000%	1,700,000	1,700,000
Washington 0.7%
Washington Economic Development Finance Authority(d),(g)
Revenue Bonds
Mura Cascade ELP LLC Project
Series 2021 (Mandatory Put 12/08/22)
12/01/2041	0.370%	2,000,000	1,986,117
Total Municipal Short Term (Cost $27,393,240)			27,289,182

Money Market Funds 5.2%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.606%(h)	15,903,994	15,903,994
Total Money Market Funds (Cost $15,903,994)		15,903,994
Total Investments in Securities (Cost $308,118,230)		306,114,864
Other Assets & Liabilities, Net		(202,649)
Net Assets		$305,912,215

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Ultra Short Municipal Bond Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2022, the total value of these securities amounted to $2,026,155, which represents 0.66% of total net assets.
(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $6,942,374, which represents 2.27% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at May 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Ultra Short Municipal Bond Fund | Third Quarter Report 2022

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3QT320_08_M01_(07/22)